Earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings per share
Loss attributable to ordinary shareholders, basic	$ (10,043)	$ (2,711)	$ (1,376)
Loss attributable to ordinary shareholders, diluted	$ (10,043)	$ (2,711)	$ (1,376)
Weighted average number of ordinary shares, basic	288,966,419	123,960,520	89,803,058
Weighted average number of ordinary shares, diluted	288,966,419	123,960,520	89,803,058